Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-asset position	$4,724	$-	$4,724	$-
Forward contracts-liability position	(85)	-	(85)	-
Interest rate swaps-liability position	(20,038)	-	(20,038)	-
Total	$(15,399)	$-	$(15,399)	$-
	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$112	$-	$112	$-
Interest rate swaps-asset position	5,754	-	5,754	-
Interest rate swaps-liability position	(4,703)	-	(4,703)	-
Total	$1,163	$-	$1,163	$-